Description of Organization and Business Operations	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Description of Organization and Business Operations
Note 1 - Description of Organization and Business Operations
Organization and General
Supernova Partners Acquisition Company II, Ltd. (“Supernova” or the “Company”) was incorporated as a Cayman Islands exempted company on December 22, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies. . On October 4, 2021 Supernova Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of ours (“First Merger Sub”), and Romeo Supernova Merger Sub, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of ours (“Second Merger Sub”) were incorporated (collectively referred to as the “subsidiaries”), These subsidiaries were incorporated for the purpose of consummating a Business Combination.
As of December 31, 2021 the Company had not commenced any operations. All activity for the period from December 22, 2020 (inception) through December 31, 2021 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”) described below, and since the Initial Public Offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering.
Sponsor and Financing
The Company’s sponsor is Supernova Partners II LLC, a Cayman Islands exempted company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on March 1, 2021. On March 4, 2021, the Company consummated its Initial Public Offering of 34,500,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”), which included 4,500,000 additional Units to cover over-allotments (the “Over-Allotment Units”), at $10.00 per Unit, generating gross proceeds of $345.0 million, and incurring offering costs of approximately $19.5 million, of which approximately $12.1 million was for deferred underwriting commissions (Note 5).
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 4,450,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”), at a price of $2.00 per Private Placement Warrant with the Sponsor, generating gross proceeds of $8.9 million (Note 4).
Trust Account
Upon the closing of the Initial Public Offering and the Private Placement, $345.0 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust account (“Trust Account”), located in the United States at J.P. Morgan Chase Bank, N.A., with American Stock Transfer & Trust Company acting as trustee, and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
Initial Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the amount of any deferred underwriting discount held in trust) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
The Company will provide its holders of its Public Shares (the “Public Shareholders”), with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share). The per-share
amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). These Public Shares will be classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”). In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its amended and restated memorandum and articles of association (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the initial shareholders (as defined below) agreed to vote their Founder Shares (as defined below in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the initial shareholders agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.
Notwithstanding the foregoing, the Amended and Restated Memorandum and Articles of Association will provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Class A ordinary shares sold in the Initial Public Offering, without the prior consent of the Company.
The Company’s Sponsor, officers and directors (the “initial shareholders”) agreed not to propose an amendment to the Amended and Restated Memorandum and Articles of Association that would modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a
Business
 Combination, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.
If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or March 4, 2023, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any) and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject, in the case of clauses (ii) and (iii), to the Company’s obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law. There will be no redemption rights or liquidating distributions with respect to the warrants, which will expire worthless if the Company fails to complete its initial Business Combination within the Completion Window.
The Sponsor agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Completion Window. However, if the Sponsor or members of the Company’s management team acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Completion Window. The underwriters agreed to waive their rights to their deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within in the Completion Window, and in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only
 $10.00
per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, except the independent registered public accounting firm, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Proposed Business Combination
On October 6, 2021, the Company, entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among Supernova, Supernova Merger Sub, Inc., a Delaware corporation and direct, wholly owned subsidiary of Supernova (“First Merger Sub”), Supernova Romeo Merger Sub, LLC, a Delaware limited liability company and direct, wholly owned subsidiary of Supernova (“Second Merger Sub”), and Rigetti Holdings, Inc., a Delaware corporation (“Rigetti”).
Pursuant to the Merger Agreement, Supernova will become a Delaware corporation (the “Domestication”) and the parties will enter into a business combination transaction by which (i) First Merger Sub will merge with and into Rigetti, with Rigetti being the surviving entity in the merger (the “First Merger”), and (ii)
immediately
following
 the First Merger, Rigetti will merge with and into Second Merger Sub, with Second Merger Sub being the surviving entity in the merger (the “Second Merger” and, together with the First Merger, the “Mergers” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions” and the closing of the Transactions, the “Closing”). In connection with the Closing, Supernova will change its name to “Rigetti Computing, Inc.”
The value of the aggregate equity consideration to be paid to Rigetti’s stockholders and optionholders in the Transactions will be equal to (i) $1,041,000,000 plus (ii) the aggregate exercise price of in the money Rigetti Warrants (as defined below) and Rigetti Options (as defined below), in each case, outstanding prior to the effective time of the First Merger (the “Aggregate Equity Value”). At the Closing, each share of common stock and preferred stock of Rigetti that is issued and outstanding immediately prior to the effective time of the First Merger (other than “Excluded Shares”, as defined in the Merger Agreement) will be cancelled and converted into the right to receive a number of shares of Supernova common stock equal to an exchange ratio determined by dividing (a) the Aggregate Equity Value by (b) the “Aggregate Fully Diluted Company Common Stock” (as defined in the Merger Agreement), and then dividing that quotient by $10.00.
At the Closing and as set forth in the Merger Agreement, (i) each warrant to purchase Rigetti common stock (“Rigetti Warrants”) will be converted into a warrant to purchase shares of Supernova common stock, (ii) each option to purchase Rigetti common stock (“Rigetti Options”), whether vested or unvested, will be assumed and converted into an option to purchase a number of shares of Supernova common stock, (iii) each restricted share of Rigetti common stock will be exchanged for shares of Supernova common stock subject to the same terms and conditions as were applicable to such restricted shares and (iv) each restricted stock unit award of Rigetti will be converted into the right to receive restricted stock units based on shares of Supernova common stock.

In connection with the Merger Agreement, Supernova entered into subscription agreements with the PIPE Investors pursuant to which the PIPE Investors have committed to purchase in a private placement 10,251,000 shares of Supernova common stock (the “PIPE Shares”) at a purchase price of $10.00 per share and an aggregate purchase price of $102.51 million. The purchase of the PIPE Shares is conditioned upon, among other things, the consummation of the transactions and will be consummated concurrently with the closing. On December 23, 2021, Supernova entered into Subscription Agreements with two “accredited investors” (as such term is defined in Rule 501 of Regulation D) pursuant to which the Subsequent PIPE Investors have agreed to subscribe for and purchase, and Supernova has agreed to issue and sell to the Subsequent PIPE Investors, an aggregate of 4,390,244 shares of Stock at a price of $10.25 per share, for aggregate gross proceeds of $45,000,000. The shares of common stock to be issued pursuant to the PIPE Subscription Agreements have not been registered under the Securities Act and will be issued in reliance on the availability of an exemption from such registration. The PIPE Subscription Agreements further provide that the Company will use commercially reasonable efforts to file a registration statement to register the resale of the PIPE Shares within fifteen (15) business days after the Closing.
In addition, in connection with the execution of the Merger Agreement, Supernova entered into a sponsor support agreement (the “Sponsor Support Agreement”) with the Sponsor, Rigetti and Supernova’s directors and officers. Pursuant to the Sponsor Support Agreement, the Sponsor and Supernova’s directors and officers have, among other things, agreed to vote all of their shares of Supernova capital stock in favor of the approval of the Transactions. In addition, the Sponsor has agreed that (i) 2,479,000 shares of Class B common stock issued in connection with the IPO (the “Sponsor Shares”) will be unvested and subject to forfeiture as of the Closing and will only vest if, during the five year period following the Closing, the volume weighted average price of Supernova’s common stock equals or exceeds $12.50 for any twenty trading days within a period of thirty consecutive trading days, and (ii) up to an additional 1,000,000 Sponsor Shares will be unvested and subject to forfeiture as of the Closing based on the level of redemptions of Supernova Class A ordinary shares by holders thereof in connection with the transactions contemplated by the Merger Agreement (calculated in the manner set forth in the Sponsor Support Agreement), and any such additional Sponsor Shares will only vest if, during the five year period following the Closing, the volume weighted average price of Supernova’s common stock equals
or exceeds
 $
15.00
for any twenty trading days within a period of thirty consecutive trading days. Any Sponsor Shares that remain unvested after the fifth anniversary of the Closing will be forfeited. The Sponsor Support Agreement will terminate upon the termination of the Merger Agreement if the Closing does not occur.
The consummation of the Transactions is subject to customary closing conditions, including, among others: (i) approval by Supernova’s and Rigetti’s respective stockholders, (ii) the expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, and the obtaining of any consents required under antitrust laws in the jurisdictions specified on a schedule, (iii) no law or order enjoining or prohibiting the consummation of the Transactions being in force, (iv) Supernova having at least $5,000,001 of net tangible assets as of the Closing, (v) receipt of approval for listing on the NASDAQ Capital Markets of the shares of Supernova common stock to be issued in connection with the Transactions, (vi) completion of the Domestication, (vii) the effectiveness of the registration statement on Form S-4, (viii)
the accuracy of the parties’ respective representations and warranties (subject to specified materiality thresholds) and the material performance of the parties’ respective covenants and other obligations, (ix) no material adverse effect on Rigetti having occurred since signing that is continuing at Closing and (x) solely as relates to Rigetti’s obligation to consummate the Transaction, Supernova having at least $165,000,000 of available cash at the Closing. For full details and the filed agreements, refer to the
8-K
announcing the Merger Agreement filed with the SEC on October 6, 2021 and the amendments to the Merger Agreement filed on December 23, 2021 and January 10, 2022.
Liquidity and Going Concern
As of December 31, 2021, the Company had approximately $0.5 million in its operating bank account and a working capital deficit of approximately $3.4 million.

The Company
has incurred and expects to incur significant costs in pursuit of its financing and acquisition plans. In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board Accounting Standards Update
2014
-15
,
“Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company’s cash flow deficit raises substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. There is no assurance that the Company’s plans to consummate a Business Combination or raise additional funds will be successful within the Completion Window. The consolidated financial statements do not include any adjustments that might result from the outcome of the uncertainty.
Risks and Uncertainties
Management is currently evaluating the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statement does not include any adjustments that might result from the outcome of this uncertainty.

Rigetti Computing, Inc [Member]
Description of Organization and Business Operations
1.	DESCRIPTION OF BUSINESS
Rigetti and its subsidiaries (collectively, the “Company”), builds quantum computers and the superconducting quantum processors that power them. Through the Company’s Quantum Cloud Services (“QCaaS”) platform, the Company’s machines can be integrated into any public, private or hybrid cloud. The Company offers product types of Platform, Research and Software Tools usage in application areas of benchmarking, chemical simulation, education/entertainment, machine learning, and optimization. Rigetti was incorporated in the State of Delaware in 2013.
The Company is located and headquartered in Berkeley, CA. Other offices operated by the Company are in Fremont, California, London, United Kingdom and Adelaide, Australia. The Company’s revenue is derived primarily from operations in the United States and United Kingdom.
On October 5, 2021, pursuant to an Agreement and Plan of Merger (the “Holding Company Merger Agreement”) by and among Rigetti & Co, Inc., Rigetti Holdings, Inc. and Rigetti Intermediate Merger Sub, Inc., Rigetti Intermediate Merger Sub, Inc. merged with and into Rigetti & Co, Inc., with Rigetti & Co, Inc. surviving such merger as a wholly owned subsidiary of Rigetti Holdings, Inc., with all of the outstanding equity securities of Rigetti & Co, Inc. exchanged for identical equity securities of Rigetti Holdings, Inc. and on October 6, Rigetti & Co, Inc. was converted into a Delaware limited liability company and continues as “Rigetti & Co, LLC”. As the transactions described above were among entities under common control and the exchange was made on a one-for-one
basis, this merger had no impact on the historical financial statements of Rigetti & Co, Inc. The financial results for the merged entities will be referred to as Rigetti Holdings, Inc. (“Rigetti”).
On October 6, 2021, Rigetti, Supernova and Supernova Partners Acquisition Company II (Merger Sub) entered into the Merger Agreement by and among Supernova, Supernova Merger Sub, Inc., Supernova Romeo Merger Sub, LLC and Rigetti, and as may be amended, supplemented or otherwise modified from time to time (“Merger Agreement”). Pursuant to the Merger Agreement, Rigetti will continue as the Surviving Corporation following the Merger, being a wholly owned subsidiary of Supernova and the separate corporate existence of Merger Sub shall cease. Upon completion of the Business Combination (the Domestication, the Merger and other transactions contemplated by the Merger Agreement, collectively, including the PIPE Financing), Rigetti will become the successor registrant to an
SEC-registered
and NASDAQ-listed company and the surviving company will change its name to Rigetti Computing, Inc. meaning that Rigetti’s financial statements for previous periods will be disclosed in the registrant’s future periodic reports filed with the SEC. As further described in Note 16, the merger was consummated on March 2, 2022.
Risks and Uncertainties
—The Company is subject to a number of risks similar to those of other companies of similar size in its industry, including, but not limited to, the need for successful development of products, the need for additional capital (or financing) to fund operating losses (see below), competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology.
COVID-19
— In March 2020, the
COVID-19
outbreak was declared a pandemic by the World Health Organization. There are many uncertainties regarding the pandemic, and the Company is closely monitoring the impact of the pandemic on its business, including impacts on its employees, suppliers, vendors business partners, operations and industry.

The pandemic has resulted in government authorities implementing numerous measures to try to contain the virus, such as travel bans and restrictions, quarantines, stay-at-home
or
shelter-in-place
orders, and business
shutdowns. These measures may continue to remain in place for a significant period of time and have, and may continue to, adversely impact the Company’s employees and operations, including its development and sales and marketing activities, and the operations of its suppliers and business partners. For example, various aspects of the Company’s business cannot currently be conducted remotely, which resulted in a temporary work stoppage in operations from March to May 2020. In addition, in response to the pandemic, the Company initiated a number of costs saving measures, including headcount reduction, temporary reduction in compensation for employees at certain levels, subleasing of corporate offices, facility cost reduction, reduction in external consultant costs and elimination of certain employee benefits.
The evolution of the pandemic is unpredictable and any resurgence may slow down the Company’s ability to develop its quantum computing products and related services. The pandemic could limit the ability of suppliers and business partners to perform, including third-party suppliers’ ability to provide components, services and materials. The Company may also experience an increase in the cost of raw materials.
As of December 31, 2021 and January 31, 2021, the Company’s financial position was not significantly impacted due to the effects of
COVID-19.
However, the full impact of the
COVID-19
pandemic continues to evolve. As such, the full magnitude of the pandemic’s effect on the Company’s business, financial condition, liquidity and results of operations is uncertain.
Liquidity and Going Concern
— The Company has incurred net losses since inception, experienced negative cash flows from operations, and has an accumulated deficit of $207,131,331 as of December 31, 2021. The Company has historically financed its operations primarily through the issuance of preferred stock, warrants and convertible notes. The Company expects operating losses and negative cash flows from operations to continue for the foreseeable future.
The Company believes that existing cash, together with the proceeds received from the completion of the merger with Supernova and related transactions on March 2, 2022, will be sufficient to fund the Company’s operations for at least twelve months from the issuance of these financial statements. The Company may raise additional capital through the issuance of equity securities, debt financings or other sources in order to further implement its business plan. However, if such financing is not available when needed and at adequate levels, the Company may need to reevaluate its business plans.
Rigetti’s Change in Fiscal Year
—In October 2021, the board of directors of Rigetti approved a change to Rigetti’s fiscal year-end from January 31 to December 31, effective December 31, 2021. The Company believes the year-end change is important and useful to its financial statement users to allow for increased comparability with its industry peers and also to align with Supernova Partners Acquisition Company II, Ltd. fiscal year end. As a result of this change, Rigetti’s fiscal year 2021 will cover a period of 11 months starting from February 1, 2021 and ending on December 31, 2021. Financial statements for the prior fiscal year ended January 31, 2021 continues to be presented on the basis of the previous fiscal year end.